Promissory notes receivable at FVTPL (Tables)	6 Months Ended
Feb. 28, 2023
Promissory Notes Receivable At Fvtpl
Schedule of promissory notes receivable
Promissory notes receivable
$

Balance, August 31, 2022	576,528
Payments	(591,781)
Change in fair value	(3,757)
Effect of foreign exchange	19,010
Balance, February 28, 2023	-